Summary of Net Investment Income by Investment Type (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of net investment income by investment type
Gross investment income	$ 1,908	$ 1,880	$ 1,894
Investment expenses	59	55	50
Net investment income	1,849	1,825	1,844
Fixed maturity securities [Member]
Summary of net investment income by investment type
Gross investment income	1,565	1,506	1,502
Mortgage loans, net of allowance [Member]
Summary of net investment income by investment type
Gross investment income	348	366	370
Policy loans [Member]
Summary of net investment income by investment type
Gross investment income	52	53	56
Other [Member]
Summary of net investment income by investment type
Gross investment income	$ (57)	$ (45)	$ (34)